Financial Instruments (Undiscounted Contractual Maturities) (Details) - CAD ($) $ in Millions	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Short-term borrowings	$ 200	$ 200	$ 40
Accounts payable and accrued liabilities	988	999
Long-term debt repayable at maturity	4,597	4,599
Leases	1,596
Interest payable	2,733
Accrued interest and dividends	210	$ 217
Within 1 year [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Short-term borrowings	200
Accounts payable and accrued liabilities	988
Long-term debt repayable at maturity	1
Leases	151
Interest payable	218
1-3 Years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt repayable at maturity	1,002
Leases	291
Interest payable	407
3-5 years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt repayable at maturity	44
Leases	260
Interest payable	351
Over 5 years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt repayable at maturity	3,550
Leases	894
Interest payable	$ 1,757